Financial Instruments-risk management (Narrative) (Details)	1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	May 31, 2024 USD ($)	Mar. 31, 2026 USD ($)	Dec. 31, 2030	Dec. 31, 2025 USD ($) bbl / d customer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 24, 2025 USD ($)	Apr. 30, 2025 USD ($)
Disclosure Of Financial Instruments Risk management [Line items]
Maximum issuance of debt securities								$ 500,000,000
Debt issuance term								5 years
Uncommitted credit lines							$ 200,305,000
Borrowings							553,547,000	$ 514,333,000
Interest rate swap contract [member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount			$ 50,000,000								$ 30,000,000
Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Uncommitted credit lines							95,000,000
2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount							94,667,000	500,000,000
Borrowings							96,242,000	504,535,000
Senior notes due 2030
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount		$ 550,000,000					441,679,000
Nominal amount		$ 108,321,000
Borrowings, interest rate		8.75%
Percentage of effective return of borrowings		8.75%
Borrowings							454,305,000
Senior notes due 2030 | Entering Into Debt Commitments [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate		8.75%
Senior unsecured credit facility
Disclosure Of Financial Instruments Risk management [Line items]
Line of credit facility maximum borrowing capacity							100,000,000
Senior unsecured credit facility | Offtake and prepayment agreements
Disclosure Of Financial Instruments Risk management [Line items]
Available liquidity from prepayment arrangements							45,000,000
Bancolombia Panama, S.A.
Disclosure Of Financial Instruments Risk management [Line items]
Notional amount										$ 3,000,000
Borrowings							3,000,000
Vitol
Disclosure Of Financial Instruments Risk management [Line items]
Offtake and prepayment agreements, maximum funding		$ 500,000,000
Initial maximum committed amount		330,000,000		$ 300,000,000
Increasing funding amount		$ 170,000,000
Proceeds from offtake and prepayment agreements			$ 152,000,000				152,000,000	152,000,000
Repayments of offtake and prepayment agreements							142,244,000
Offtake and prepayment agreements amounts paid in kind							7,574,000
Outstanding amount							$ 2,182,000
Vitol | Offtake and prepayment agreements
Disclosure Of Financial Instruments Risk management [Line items]
Offtake and prepayment agreements, maximum funding	$ 500,000,000
Initial maximum committed amount	330,000,000
Increasing funding amount	$ 170,000,000
Proceeds from offtake and prepayment agreements					$ 0
SOFR | Vitol
Disclosure Of Financial Instruments Risk management [Line items]
Spread on variable rate		3.50%		3.75%
SOFR | Vitol | Offtake and prepayment agreements
Disclosure Of Financial Instruments Risk management [Line items]
Spread on variable rate	3.50%
Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Price Decrease Additional Percentage Against Actual Price							10.00%
Price fluctuation gain (loss)							$ 8,244,000	$ 24,844,000	$ 32,335,000
Currency risk [member] | Colombian Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Revaluation Percentage Against Dollar							15.00%		21.00%
Currency Devaluation Percentage Against Dollar								15.00%
Currency risk [member] | Argentine Peso [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Percentage Against Dollar							41.00%	28.00%	356.00%
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Revaluation Percentage Against Dollar							11.00%		7.00%
Currency Devaluation Percentage Against Dollar								28.00%
Currency risk [member] | Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Currency Devaluation Additional Percentage Against Dollar							10.00%
Foreign exchange fluctuation gain (loss)							$ 6,227,000	$ 11,404,000	$ 13,971,000
Liquidity risk [member]
Disclosure Of Financial Instruments Risk management [Line items]
Cash							$ 100,318,000
Barrels of oil equivalent per day in production | bbl / d							28,233
Liquidity risk [member] | Ifrs Scenario Plan [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of total indebtedness maturing						83.00%
Interest Rate Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Other borrowings							$ 0
Interest Rate Risk [Member] | Vitol
Disclosure Of Financial Instruments Risk management [Line items]
Post-tax profit							$ 69,000	$ 44,000
Interest Rate Increase Additional Percentage Against Actual Interest Rate							10%
Outstanding amount							$ 2,182,000
Interest Rate Risk [Member] | Fixed interest rate [member] | 2027 Notes [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate							5.50%
Interest Rate Risk [Member] | Fixed interest rate [member] | Senior notes due 2030 | Issuance of Notes
Disclosure Of Financial Instruments Risk management [Line items]
Borrowings, interest rate							8.75%
Credit Risk [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of cash and cash equivalents in investment grade category							99.00%
Credit Risk [Member] | Third Party Supplier for Crude Oil [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							1.00%	1.00%	1.00%
Credit Risk [Member] | Argentina [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							1.00%
Credit Risk [Member] | Three Clients [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Percentage of entity's revenue							94.00%	89.00%	97.00%
Credit Risk [Member] | Three Clients [Member] | Colombian subsidiary [Member]
Disclosure Of Financial Instruments Risk management [Line items]
Concentration risk, number of customers | customer							3
Percentage of entity's revenue							97.00%	95.00%	96.00%